CAPITALIZED DEVELOPMENT COSTS (Detail Textuals) - SEK (kr) kr in Thousands	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Capitalized Development Costs [Abstract]
Capitalized development costs (NOTE 5)	kr 9,157	kr 7,023	kr 16,727
Research and development expense not yet capitalized	56,389	89,964	96,884
Research and development costs	kr 65,546	kr 97,862	kr 113,611